Stock-Based Compensation (Details 1) (USD $)	12 Months Ended
Dec. 31, 2013
Shares
Nonvested at beginning of year (in shares)	93,528
Granted (in shares)	2,000
Vested (in shares)	(23,382)
Forfeited (in shares)	0
Nonvested at end of year (in shares)	72,146
Weighted-Average Grant-Date Fair Value
Nonvested at beginning of year (in usd per share)	$ 6.44
Granted (in usd per share)	$ 10.19
Vested (in usd per share)	$ 6.44
Forfeited (in usd per share)	$ 0.00
Nonvested at end of year (in usd per share)	$ 6.54